Derivatives and Concentration of Credit Risk - Offsetting of Derivative Assets and Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Derivative Asset [Abstract]
Gross Amount Presented on Balance Sheet		$ 359	$ 522
Netting Adjustment	[1]	(14)	(25)
Cash Collateral Posted(Received)		0	0
Net Amount		345	497
Derivative Liability [Abstract]
Gross Amount Presented on Balance Sheet		(15)	(42)
Netting adjustment	[1]	14	25
Cash Collateral Posted(Received)		0	17
Net Amount		$ (1)	$ 0

[1]	With all of our financial trading counterparties, we have agreements in place that allow for the financial right of offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements. Additionally, we have negotiated master netting agreements with some of our counterparties. These master netting agreements allow multiple entities that have multiple underlying agreements the ability to net derivative assets and derivative liabilities at settlement or in the event of a default or a termination under one or more of the underlying contracts.